Income Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Deferred revenue	$ 1,000	$ 3,000
Amortization	1,000	1,000
Stock based compensation	120,000	868,000
Net operating losses	5,686,000	3,002,000
Inventory reserve	27,000
Accrued expenses	407,000
Prepaid expenses	(8,000)
Valuation allowance	(6,234,000)	(3,874,000)
Net deferred tax assets: